9. Accrued Expenses (Details)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 U.S. Dollars USD ($)
Accrued payroll	20,761,715	11,327,859	$ 3,332,485
Accrued rental fee	186,657	1,069,196	29,961
Accrued audit fee	1,270,000	905,175	203,849
Other accruals	2,977,904	1,161,883	477,986
Total accrued expenses	25,196,276	14,464,113	$ 4,044,281